Deferred revenue (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue	$ 2,558	$ 0
British Columbia ("B.C.") Affordability Credit
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue	2,078	0
AI cloud service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue	$ 480	$ 0